INCOME TAX - Summary of movement in deferred tax assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 41,923	$ 37,863
Deferred tax assets	41,498	41,923
Total
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (charged)/credited to profit or loss	(3,728)	5,074
Deferred tax (charged)/credited to other movement	0	0
Deferred tax (charged)/credited to accumulated deficit	(301)	761
Deferred tax (charged)/credited to currency translation	3,604	(1,775)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,289	2,183
Deferred tax (charged)/credited to profit or loss	10,724	1,107
Deferred tax (charged)/credited to other movement	(12,240)	0
Deferred tax (charged)/credited to accumulated deficit	0	0
Deferred tax (charged)/credited to currency translation	(1,046)	(1)
Deferred tax assets	727	3,289
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6,292	7,063
Deferred tax (charged)/credited to profit or loss	(3,478)	(371)
Deferred tax (charged)/credited to other movement	0	0
Deferred tax (charged)/credited to accumulated deficit	0	0
Deferred tax (charged)/credited to currency translation	678	(400)
Deferred tax assets	3,492	6,292
Accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,015	4,151
Deferred tax (charged)/credited to profit or loss	743	(133)
Deferred tax (charged)/credited to other movement	(8)	0
Deferred tax (charged)/credited to accumulated deficit	0	0
Deferred tax (charged)/credited to currency translation	9	(3)
Deferred tax assets	4,759	4,015
Unrealized profit in inventory
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	10,498	8,453
Deferred tax (charged)/credited to profit or loss	3,247	1,811
Deferred tax (charged)/credited to other movement	0	0
Deferred tax (charged)/credited to accumulated deficit	(1,718)	847
Deferred tax (charged)/credited to currency translation	1,445	(613)
Deferred tax assets	13,472	10,498
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,923	3,484
Deferred tax (charged)/credited to profit or loss	1,432	3,076
Deferred tax (charged)/credited to other movement	8	0
Deferred tax (charged)/credited to accumulated deficit	1,417	(626)
Deferred tax (charged)/credited to currency translation	0	(11)
Deferred tax assets	8,780	5,923
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	11,906	12,529
Deferred tax (charged)/credited to profit or loss	(16,396)	(416)
Deferred tax (charged)/credited to other movement	12,240	0
Deferred tax (charged)/credited to accumulated deficit	0	540
Deferred tax (charged)/credited to currency translation	2,518	(747)
Deferred tax assets	$ 10,268	$ 11,906